Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 43	$ 44
Defined benefit administrative expenses	11	9
Past service cost-plan amendments and curtailments	(6)
Service cost	48	53
Interest on net defined benefit (asset) liability	2	6
Defined benefit cost	50	59
Defined contribution cost	85	90
Net benefit cost	135	149
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit administrative expenses	2	2
Service cost	2	2
Interest on net defined benefit (asset) liability		1
Defined benefit cost	2	3
Net benefit cost	$ 2	$ 3